ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of voluntary change in accounting policy [text block]	The impact of the change on prior periods is set out below:
For the year ended 31 December

	Balance before change	(Decrease)/ increase	Balance after change
2023	£m	£m	£m
Cash and cash equivalents at beginning of the year	48,945	(3,613)	45,332
Cash and cash equivalents at the end of the year	44,931	(5,721)	39,210
Effects of exchange rate changes on cash and cash equivalents	(122)	63	(59)
Net change in operating assets and liabilities:
– Reverse repurchase agreements – non trading	(3,224)	(1,896)	(5,120)
– Repurchase agreements – non trading	704	(275)	429
Net cash flows from operating activities	594	(2,171)	(1,577)

2022
Cash and cash equivalents at beginning of the year	51,787	(2,539)	49,248
Cash and cash equivalents at the end of the year	48,945	(3,613)	45,332
Effects of exchange rate changes on cash and cash equivalents	120	(52)	68
Net change in operating assets and liabilities:
– Reverse repurchase agreements – non trading	6,818	(1,483)	5,335
– Repurchase agreements – non trading	(4,145)	461	(3,684)
Net cash flows from operating activities	(5,467)	(1,022)	(6,489)

Schedule of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment	Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 35 years
Computer software	Generally 3 years
Right-of-use assets	Shorter of the lease term or the useful life of the underlying asset
Operating lease assets - vehicles	1 to 4 years

Disclosure of Information about Key Judgements and Key Estimates

Key judgements	–Establishing the criteria for a significant increase in credit risk (SICR) and, for corporate borrowers, internal credit risk rating
–Determining the need for any judgemental adjustments
–Determining an appropriate definition of default
–Establishing low credit risk exemption (LCRE) criteria to determine that the credit risk did not increase significantly since initial recognition
–Determining the need to assess corporate Stage 3 exposures individually
Key estimates	–Forward-looking multiple economic scenario assumptions
–Probability weights assigned to multiple economic scenarios
b) Provisions and contingent liabilities

Key judgements	–Determining whether a present obligation exists
–Determining the likely outcome of future legal decisions
Key estimates	–Probability, timing, nature and amount of any outflows that may arise from past events

Key judgements	–Setting the criteria for constructing the corporate bond yield curve used to determine the discount rate
–Determining the methodology for setting the inflation assumption
Key estimates	–Discount rate applied to future cash flows
–Rate of price inflation
–Expected lifetime of the schemes' members
–Valuation of pension fund assets whose values are not based on market observable data

Key judgement:	–Determining the basis of goodwill impairment testing methodology, including the need for planning assumptions and internal capital allocations
Key estimates:	–Forecast cash flows for cash generating units
–Discount rates which factor in risk-free rates and applicable risk premiums
All of these variables are subject to fluctuations in external market rates and economic conditions beyond management’s control